Schedule of Investments (unaudited)	iShares® Global 100 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
BHP Group Ltd.	1,052,655	$32,608,032

France — 4.9%
AXA SA	412,700	11,495,966
Cie. de Saint-Gobain	108,243	5,295,334
Engie SA	383,612	5,487,980
L’Oreal SA	52,419	18,771,115
LVMH Moet Hennessy Louis Vuitton SE	54,379	39,571,182
Orange SA	388,497	3,854,712
Sanofi	239,673	23,110,836
Schneider Electric SE	118,671	16,665,512
Societe Generale SA	164,800	4,133,783
TotalEnergies SE	508,215	31,902,249
Vivendi SE	171,066	1,634,182
		161,922,851
Germany — 3.3%
Allianz SE, Registered	84,876	18,125,915
BASF SE	190,946	9,401,912
Bayer AG, Registered	204,143	10,507,250
Deutsche Bank AG, Registered	429,338	4,826,428
Deutsche Telekom AG, Registered	723,387	14,392,921
E.ON SE	465,016	4,623,188
Mercedes-Benz Group AG	162,669	10,637,718
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	28,878	9,341,176
RWE AG	139,270	6,156,804
Siemens AG, Registered	155,431	21,426,350
		109,439,662
Japan — 3.1%
Bridgestone Corp.	128,400	4,546,269
Canon Inc.	213,850	4,628,581
Honda Motor Co. Ltd.	350,900	8,003,681
Mitsubishi UFJ Financial Group Inc.	2,621,900	17,601,898
Nissan Motor Co. Ltd.	508,600	1,591,624
Panasonic Holdings Corp.	483,600	4,047,257
Seven & i Holdings Co. Ltd.	164,720	7,059,297
Sony Group Corp.	262,000	19,970,053
Toyota Motor Corp.	2,610,400	35,612,494
		103,061,154
Netherlands — 0.3%
ING Groep NV	777,653	9,472,706
Koninklijke Philips NV	182,804	2,750,690
		12,223,396
South Korea — 1.4%
Samsung Electronics Co. Ltd.	1,066,825	46,826,409

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,253,032	7,547,344
Banco Santander SA	3,466,785	10,366,076
Repsol SA	316,542	5,038,404
Telefonica SA	1,200,069	4,344,376
		27,296,200
Switzerland — 5.7%
ABB Ltd., Registered	352,848	10,753,926
Credit Suisse Group AG, Registered	659,793	1,969,778
Nestle SA, Registered	571,438	66,006,434
Novartis AG, Registered	499,483	45,201,922
Roche Holding AG, Bearer	5,694	2,206,402
Security	Shares	Value

Switzerland (continued)
Roche Holding AG, NVS	145,989	$45,875,194
Swiss Re AG	59,616	5,574,178
UBS Group AG, Registered	727,573	13,522,831
		191,110,665
United Kingdom — 7.8%
Anglo American PLC	277,943	10,884,212
AstraZeneca PLC	321,977	43,569,719
Aviva PLC	596,856	3,166,109
Barclays PLC	3,211,095	6,110,108
BP PLC	3,798,837	21,919,068
Diageo PLC	484,457	21,205,582
GSK PLC	827,218	14,297,002
HSBC Holdings PLC	4,149,263	25,715,198
National Grid PLC	799,530	9,577,852
Prudential PLC	567,528	7,738,407
Rio Tinto PLC	220,069	15,489,336
Shell PLC	1,477,488	41,651,594
Standard Chartered PLC	506,311	3,776,328
Unilever PLC	546,345	27,583,765
Vodafone Group PLC	5,505,919	5,575,937
		258,260,217
United States — 71.4%
3M Co.	114,881	13,776,530
Abbott Laboratories	361,496	39,688,646
Alphabet Inc., Class A(a)	1,237,724	109,204,389
Alphabet Inc., Class C, NVS(a)	1,106,812	98,207,429
Amazon.com Inc.(a)	1,844,277	154,919,268
American Tower Corp.	96,109	20,361,653
Aon PLC, Class A(b)	43,710	13,119,119
Apple Inc.	3,107,299	403,731,359
Bristol-Myers Squibb Co.	440,770	31,713,401
Caterpillar Inc.	108,974	26,105,811
Chevron Corp.	371,738	66,723,254
Citigroup Inc.	399,499	18,069,340
Coca-Cola Co. (The)	808,753	51,444,778
Colgate-Palmolive Co.	172,453	13,587,572
DuPont de Nemours Inc.	103,389	7,095,587
Emerson Electric Co.	121,935	11,713,076
Exxon Mobil Corp.	860,304	94,891,531
Ford Motor Co.	812,491	9,449,270
General Electric Co.	226,356	18,966,369
Goldman Sachs Group Inc. (The)	70,464	24,195,928
Honeywell International Inc.	139,067	29,802,058
HP Inc.	188,653	5,069,106
Intel Corp.	857,572	22,665,628
International Business Machines Corp.	187,873	26,469,427
Johnson & Johnson	542,729	95,873,078
Johnson Controls International PLC	142,188	9,100,032
JPMorgan Chase & Co.	609,507	81,734,889
Kimberly-Clark Corp.	69,585	9,446,164
Marsh & McLennan Companies Inc.	103,010	17,046,095
McDonald’s Corp.	151,870	40,022,301
Merck & Co. Inc.	526,844	58,453,342
Microsoft Corp.	1,549,007	371,482,859
Morgan Stanley	276,426	23,501,739
Nike Inc., Class B	260,850	30,522,058
PepsiCo Inc.	284,884	51,467,143
Pfizer Inc.	1,166,422	59,767,463
Philip Morris International Inc.	322,125	32,602,271
Procter & Gamble Co. (The)	493,264	74,759,092

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Raytheon Technologies Corp.	304,789	$30,759,306
Texas Instruments Inc.	188,612	31,162,475
Walmart Inc.	294,238	41,720,006
		2,370,390,842

Total Long-Term Investments — 99.7%
(Cost: $2,756,716,128)		3,313,139,428

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	433,170	433,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	5,040,000	5,040,000

Total Short-Term Securities — 0.2%
(Cost: $5,473,300)		5,473,300

Total Investments — 99.9%
(Cost: $2,762,189,428)		3,318,612,728

Other Assets Less Liabilities — 0.1%		2,480,262

Net Assets — 100.0%		$3,321,092,990

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$433,231	(a)	$—		$69	$—	$433,300	433,170	$42,639	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,396,000	—		(3,356,000	)(a)	—	—	5,040,000	5,040,000	90,107		3
						$69	$—	$5,473,300		$132,746		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	14	03/17/23	$567	$(22,623)
FTSE 100 Index	12	03/17/23	1,078	(4,706)
S&P 500 E-Mini Index	27	03/17/23	5,212	(184,399)
				$(211,728)

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
December 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,370,390,842	$942,748,586	$—	$3,313,139,428
Money Market Funds	5,473,300	—	—	5,473,300
	$2,375,864,142	$942,748,586	$—	$3,318,612,728
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(184,399)	$(27,329)	$—	$(211,728)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3